CONCENTRATION OF RISK Customer Constituting 10% or more of Total Revenue (Details)	12 Months Ended
	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate	Dec. 31, 2010 Rate
Suncor Energy Marketing, Inc. [Member]
Concentration Risk [Line Items]
Percentage of Revenue	29.80%	25.70%	19.60%
Percentage of Accounts Receivable Balance at Year-End	26.40%
DCP Midstream, LP [Member]
Concentration Risk [Line Items]
Percentage of Revenue	12.20%	11.50%	9.60%
Williams Production RMT Company [Member]
Concentration Risk [Line Items]
Percentage of Revenue	5.60%	9.90%	12.50%
Merit Acquisition [Member]
Concentration Risk [Line Items]
Percentage of Accounts Receivable Balance at Year-End	11.70%